CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of composition of Convertible Preferred Shares
	Authorized	Issued and Outstanding	Issuance Price Per Share	Carrying Value, Net

Series A	5,000,000	4,383,300	$0.30	$1,280
Series B	4,619,000	4,619,000	1.08	4,970
Series B-1	1,563,400	1,563,400	0.70	1,100
Series B-2	1,938,100	1,938,100	0.77	1,496
Series C	6,641,900	6,641,900	3.76	24,925
Series D	3,660,027	3,660,027	13.66	49,875
Series E	3,634,512	3,634,512	41.27	149,850
Total	27,056,939	26,440,239		$233,496